Accounting policies - Unobservable inputs used in measuring fair value (Details) $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Financial instruments
Financial assets	$ 1,407,320	$ 1,361,558
Financial liabilities	(1,299,114)	$ (1,259,588)
Caps and floors - 91 day TIIES | Level 3
Financial instruments
Financial liabilities	(7)
Cross currency swaps (CCS) | Level 3
Financial instruments
Financial assets	50
Swaps Lock In | Level 3
Financial instruments
Financial assets	108
Interest rate swaps | Level 3
Financial instruments
Financial liabilities	(5)
Loans and advances - Customers | Level 3
Financial instruments
Financial assets	$ 2,875
Bid offer spread, measurement input | Cross currency swaps (CCS) | CCS USD/Peso | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	0.0003
Black model (closed formula solution) | Curve, measurement input | Caps and floors - 91 day TIIES | Level 3 | Minimum
Financial instruments
Significant unobservable input, liabilities	(0.0025)
Black model (closed formula solution) | Curve, measurement input | Caps and floors - 91 day TIIES | Level 3 | Maximum
Financial instruments
Significant unobservable input, liabilities	(0.0002)
Forward estimation (non-closed formula solution) | Curve, measurement input | Interest rate swaps | Level 3 | Minimum
Financial instruments
Significant unobservable input, liabilities	(0.0025)
Forward estimation (non-closed formula solution) | Curve, measurement input | Interest rate swaps | Level 3 | Maximum
Financial instruments
Significant unobservable input, liabilities	(0.0002)
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | IRS, UDI/Peso | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	0.0005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | IRS, UDI/Peso | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	0.0020
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | IRS, TIIE | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	0.0002
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | IRS, TIIE | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	0.0010
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | CCS USD/Peso | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	0.0010
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | CCS USD/Peso | Level 3 | Minimum
Financial instruments
Significant unobservable input, liabilities	0.0003
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | CCS USD/Peso | Level 3 | Maximum
Financial instruments
Significant unobservable input, liabilities	0.0010
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | IRS, UDI/Peso | Level 3 | Minimum
Financial instruments
Significant unobservable input, liabilities	0.0020
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | IRS, UDI/Peso | Level 3 | Maximum
Financial instruments
Significant unobservable input, liabilities	0.005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | IRS, TIIE | Level 3 | Minimum
Financial instruments
Significant unobservable input, liabilities	0.0002
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | IRS, TIIE | Level 3 | Maximum
Financial instruments
Significant unobservable input, liabilities	0.0010
Forward estimation (non-closed formula solution) | Prepayment rate, measurement input | Swaps Lock In | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	0.06
Forward estimation (non-closed formula solution) | Prepayment rate, measurement input | Swaps Lock In | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	0.12
Local volatility model with partial differential equation method | Volatility surface, measurement input | Market index options, Quanto options | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	0.0062
Local volatility model with partial differential equation method | Volatility surface, measurement input | Market index options, Quanto options | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	0.0069
Estimation of credit default probabilities from credit spreads | Credit spread, measurement input | Loans and advances - Customers | Minimum
Financial instruments
Significant unobservable input, assets	0.0024
Estimation of credit default probabilities from credit spreads | Credit spread, measurement input | Loans and advances - Customers | Maximum
Financial instruments
Significant unobservable input, assets	0.0055